WARRANTS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Exercise Price	$ 0.3546	$ 0.3546	$ 1.35	$ 1.35	$ 1.35
Number of Warrants	54,895,578	54,895,578
Reclassification Of Employee Stock Options And Warrants [Member]
Number of Warrants		54,495,564
Remeasured fair value		$ 1,394,164
Warrant One [Member]
Exercise Price	$ 0.60	$ 0.60
Number of Warrants	2,348,587	2,348,587
Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant One [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.6
Number of Warrants		2,348,587
Expiry Date		Mar. 31, 2023
Expected life (years)		5 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 116,142
Warrant Two [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	15,603,103	15,603,103
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		15,603,103
Expiry Date		Feb. 26, 2019
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 100,281
Warrant Three [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	3,265,093	3,265,093
Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		3,265,093
Expiry Date		Mar. 27, 2019
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 24,815
Warrant Four [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	871,813	871,813
Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		871,813
Expiry Date		Mar. 31, 2019
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 6,769
Warrant Five [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	6,759,081	6,759,081
Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Five [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		6,759,081
Expiry Date		Apr. 21, 2019
Expected life (years)		1 year 29 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 58,358
Warrant Six [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	3,191,037	3,191,037
Expiry Date	May 27, 2019	May 27, 2019
Warrant Six [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		3,191,037
Expiry Date		May 27, 2019
Expected life (years)		1 year 1 month 28 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 32,276
Warrant Seven [Member]
Exercise Price	$ 0.4868	$ 0.4868
Number of Warrants	3,117,199	3,117,199
Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Seven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.4868
Number of Warrants		3,117,199
Expiry Date		Jun. 30, 2019
Expected life (years)		1 year 3 months
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 36,116
Warrant Eight [Member]
Exercise Price	$ 0.2952	$ 0.2952
Number of Warrants	3,333,328	3,333,328
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Eight [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.2952
Number of Warrants		3,333,328
Expiry Date		Feb. 26, 2019
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 38,423
Warrant Ten [Member]
Exercise Price	$ 0.0625	$ 0.0625
Number of Warrants	9,603,842	9,603,842
Expiry Date	Aug. 14, 2022	Aug. 14, 2022
Warrant Ten [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.0625
Number of Warrants		9,603,842
Expiry Date		Aug. 14, 2022
Expected life (years)		4 years 4 months 17 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 593,355
Warrant Eleven [Member]
Exercise Price	$ 0.0625	$ 0.0625
Number of Warrants	6,402,481	6,402,481
Expiry Date	Mar. 31, 2022	Mar. 31, 2022
Warrant Eleven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 0.0625
Number of Warrants		6,402,481
Expiry Date		Mar. 31, 2022
Expected life (years)		4 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 387,529